Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Schedule of restatement adjustment on each financial statement line item affected by the restatement

	As Previously
	Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of June 30, 2024 (Unaudited)
Convertible notes payables, current	$50,955	$(2,991)	$47,964
Total current liabilities	64,656	(2,991)	61,665
Total liabilities	64,783	(2,991)	61,792
Accumulated deficit	(149,683)	2,991	(146,692)
Total stockholders’ deficit	$(143,497)	$2,991	$(140,506)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Six Months Ended June 30, 2024 (Unaudited)
Convertible notes fair value adjustment	$2,531	$1,435	$3,966
Total other income (expense), net	996	1,435	2,431
Net loss	(14,478)	1,435	(13,043)
Comprehensive loss	(14,473)	1,435	(13,038)
Basic and diluted net loss per common share	$(18.56)	$1.84	$(16.72)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Six Months Ended June 30, 2023 (Unaudited)
Convertible notes fair value adjustment	$(3,649)	$616	$(3,033)
Total other income (expense), net	(4,296)	616	(3,680)
Net loss	(17,824)	616	(17,208)
Comprehensive loss	(17,829)	616	(17,213)
Basic and diluted net loss per common share	$(23.49)	$0.82	$(22.67)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Six Months Ended June 30, 2024 (Unaudited)
Accumulated Deficit Balance, December 31, 2023	$(135,205)	$1,556	$(133,649)
Total Stockholders’ Deficit Balance, December 31, 2023	(133,579)	1,556	(132,023)
Net Loss	(14,478)	1,435	(13,043)
Accumulated Deficit Balance, June 30, 2024	(149,683)	2,991	(146,692)
Total Stockholders’ Deficit Balance, June 30, 2024	$(143,497)	$2,991	$(140,506)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Six Months Ended June 30, 2023 (Unaudited)
Net Loss	$(17,824)	$616	$(17,208)
Accumulated Deficit Balance, June 30, 2023	(114,883)	616	(114,267)
Total Stockholders’ Deficit Balance, June 30, 2023	$(113,492)	$616	$(112,876)

Condensed Consolidated Statement of Cash Flow for the Six Months Ended June 30, 2024 (Unaudited)
Net Loss	$(14,478)	$1,435	$(13,043)
Change in fair value of convertible notes payable	$(2,531)	$(1,435)	$(3,966)

Condensed Consolidated Statement of Cash Flow for the Six Months Ended June 30, 2023 (Unaudited)
Net Loss	$(17,824)	$616	$(17,208)
Change in fair value of convertible notes payable	$3,649	$(616)	$3,033

	As Previously
	Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of March 31, 2024 (Unaudited)
Convertible notes payables, current	$46,313	$(2,265)	$44,048
Total current liabilities	59,287	(2,265)	57,022
Total liabilities	59,337	(2,265)	57,072
Accumulated deficit	(143,223)	2,265	(140,958)
Total stockholders’ deficit	$(141,483)	$2,265	$(139,218)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2024 (Unaudited)
Convertible notes fair value adjustment	$1,673	$709	$2,382
Total other income (expense), net	797	709	1,506
Net loss	(8,018)	709	(7,309)
Comprehensive loss	(8,015)	709	(7,306)
Basic and diluted net loss per common share	$(10.28)	$0.91	$(9.37)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2023 (Unaudited)
Convertible notes fair value adjustment	$(2,361)	$327	$(2,034)
Total other income (expense), net	(2,622)	327	(2,295)
Net loss	(9,276)	327	(8,949)
Comprehensive loss	(9,280)	327	(8,953)
Basic and diluted net loss per common share	$(12.25)	$0.43	$(11.82)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Three Months Ended March 31, 2024 (Unaudited)
Accumulated Deficit Balance, December 31, 2023	$(135,205)	$1,556	$(133,649)
Total Stockholders’ Deficit Balance, December 31, 2023	(133,579)	1,556	(132,023)
Net Loss	(8,018)	709	(7,309)
Accumulated Deficit Balance, March 31, 2024	(143,223)	2,265	(140,958)
Total Stockholders’ Deficit Balance, March 31, 2024	$(141,483)	$2,265	$(139,218)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Three Months Ended March 31, 2023 (Unaudited)
Net Loss	$(9,276)	$327	$(8,949)
Accumulated Deficit Balance, March 31, 2023	(106,335)	327	(106,008)
Total Stockholders’ Deficit Balance, March 31, 2023	$(105,049)	$327	$(104,722)

Condensed Consolidated Statement of Cash Flow for the Three Months Ended March 31, 2024 (Unaudited)
Net Loss	$(8,018)	$709	$(7,309)
Change in fair value of convertible notes payable	$(1,673)	$(709)	$(2,382)

Condensed Consolidated Statement of Cash Flow for the Three Months Ended March 31, 2023 (Unaudited)
Net Loss	$(9,276)	$327	$(8,949)
Change in fair value of convertible notes payable	$2,361	$(327)	$2,034

The following tables summarizes the restatement adjustment on each financial statement line item affected by the restatement as of the dates, and for the periods, indicated (USD in thousands), except basic and diluted net loss per common share):

	As Previously
	Reported	Adjustment	As Restated
Consolidated Balance Sheet as of December 31, 2023
Convertible notes payables, current	$37,986	$(1,556)	$36,430
Total current liabilities	48,732	(1,556)	47,176
Total liabilities	48,935	(1,556)	47,379
Accumulated deficit	(135,205)	1,556	(133,649)
Total stockholders’ deficit	$(133,579)	$1,556	$(132,023)

Consolidated Statement of Operations and Comprehensive Loss for the Year Ended December 31, 2023
Convertible notes fair value adjustment	$(8,486)	$1,556	$(6,930)
Total other income (expense), net	(10,204)	1,556	(8,648)
Net loss	(38,146)	1,556	(36,590)
Comprehensive loss	(38,157)	1,556	(36,601)
Basic and diluted net loss per common share	$(50.20)	$2.05	$(48.15)

Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Year Ended December 31, 2023
Net Loss	$(38,146)	$1,556	$(36,590)
Accumulated Deficit Balance, December 31, 2023	(135,205)	1,556	(133,649)
Total Stockholders’ Deficit Balance, December 31, 2023	$(133,579)	$1,556	$(132,023)

Consolidated Statement of Cash Flow for the Year Ended December 31, 2023
Net Loss	$(38,146)	$1,556	$(36,590)
Change in fair value of convertible notes payables	$8,486	$(1,556)	$6,930